Income Taxes - Unused Tax Credits (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	¥ 249	¥ 48
Less than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits		¥ 48
One to five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	¥ 142